Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Ctrip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	$ 43	¥ 295	¥ 186	$ 121	¥ 832	¥ 560